Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 19,250	R$ 17,321	R$ 16,298
Gross profit	4,817	4,302	4,356
Depreciation and amortization	(1,017)	(931)	(810)
Operating income	768	(360)	111
Net financial expenses	677	(750)	(623)
Share of profit of associates	(1,009)	(205)	(58)
Profit(loss) before income tax and social contribution	(332)	(1,315)	(570)
Income tax and social contribution	418	454	725
Net income (loss) for continuing operations	86	(861)	155
Net income (loss) for discontinued operations	(2,220)	857	805
Net income (loss) of year end	(2,134)	(4)	960
Current assets	7,523	28,559	17,872
Non-current assets	14,527	15,280	31,571
Current liabilities	6,225	17,747	16,550
Non-current liabilities	11,103	12,359	16,513
Shareholders' equity	4,722	13,733	16,380
Retails [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	19,181	17,250	16,228
Gross profit	4,747	4,228	4,297
Depreciation and amortization	(1,005)	(911)	(797)
Operating income	51	(311)	207
Net financial expenses	(39)	(747)	(620)
Share of profit of associates	(1,019)	44	47
Profit(loss) before income tax and social contribution	(1,058)	(1,014)	(366)
Income tax and social contribution	422	456	718
Net income (loss) for continuing operations	(636)	(558)	352
Net income (loss) for discontinued operations	(665)	864	273
Net income (loss) of year end	(1,301)	306	625
Current assets	7,359	7,632	9,898
Non-current assets	14,448	15,203	13,796
Current liabilities	6,015	6,314	7,528
Non-current liabilities	11,102	12,358	12,470
Shareholders' equity	4,690	4,163	3,696
Assets Held For Sale And Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Gross profit
Depreciation and amortization
Operating income
Net financial expenses
Share of profit of associates
Profit(loss) before income tax and social contribution
Income tax and social contribution
Net income (loss) for continuing operations
Net income (loss) for discontinued operations	(1,555)	(7)	532
Net income (loss) of year end	(1,555)	(7)	532
Current assets		20,809	7,871
Non-current assets			17,694
Current liabilities		11,260	8,853
Non-current liabilities			4,040
Shareholders' equity		9,549	12,672
Others Businesses [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	69	71	70
Gross profit	70	74	59
Depreciation and amortization	(12)	(20)	(13)
Operating income	717	(49)	(96)
Net financial expenses	716	(3)	(3)
Share of profit of associates	10	(249)	(105)
Profit(loss) before income tax and social contribution	726	(301)	(204)
Income tax and social contribution	(4)	(2)	7
Net income (loss) for continuing operations	722	(303)	(197)
Net income (loss) for discontinued operations
Net income (loss) of year end	722	(303)	(197)
Current assets	164	118	103
Non-current assets	79	77	81
Current liabilities	210	173	169
Non-current liabilities	1	1	3
Shareholders' equity	R$ 32	R$ 21	R$ 12